Class A Shares [Member] Annual Fund Operating Expenses - Class A Shares - AB Dynamic Asset Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.85%

[1]	Amount is less than 0.01%.
[2]
The Adviser has contractually agreed to waive its management fee and/or to bear certain expenses of the Portfolio through May 1, 2027 to the extent necessary to prevent total Portfolio operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.85% of average daily net assets. The fee waiver and/or expense reimbursement agreement may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.